Cover Page	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Entity Central Index Key	0001823986
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40376
Entity Registrant Name	Waterdrop Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Block C, Wangjing Science and Technology Park
Entity Address, Address Line Two	No. 2 Lize Zhonger Road
Entity Address, City or Town	Chaoyang District, Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100102
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Auditor Name	Deloitte Touche Tohmatsu Certified Public Accountants LLP
Auditor Firm ID	1113
Auditor Location	Shanghai, the People’s Republic of China
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Email Address	IR@shuidi-inc.com
Entity Address, Address Line One	Block C, Wangjing Science and Technology Park
Entity Address, Address Line Two	No. 2 Lize Zhonger Road
Entity Address, City or Town	Chaoyang District, Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100102
City Area Code	86 10
Local Phone Number	5339-4997
Contact Personnel Name	Guang Yang
American depositary shares [Member]
Document Information [Line Items]
Title of 12(b) Security	American depositary shares
Trading Symbol	WDH
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	98,613,020
Class A ordinary shares [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary
No Trading Symbol Flag	true
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	3,108,040,681
Class B ordinary shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	801,904,979